Inventories (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Inventories [Line Items]
Current finished goods
Current work in progress	121,527	93,325
Spare parts and other	1,005,012	931,052
(-) Expected credit losses	(71,183)	(95,053)
Inventories	7,126,680	5,946,948
Pulp | Domestic market (Brazil)
Inventories [Line Items]
Current finished goods	619,278	576,774
Pulp | Foreign market
Inventories [Line Items]
Current finished goods	1,548,559	1,271,335
Paper | Domestic market (Brazil)
Inventories [Line Items]
Current finished goods	666,547	569,771
Paper | Foreign market
Inventories [Line Items]
Current finished goods	135,721	137,653
Wood
Inventories [Line Items]
Current work in progress	2,196,594	1,666,817
Operating supplies and packaging
Inventories [Line Items]
Current work in progress	R$ 904,625	R$ 795,274